UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania    February 13th, 2004

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:         $617,430,012

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

A T & T                      Com    001957505    37,018,573  1,823,575  Sole         1,228,700   594,875
Aldila Inc.                  Com    014384101       277,199     77,865  Sole                 0    77,865
Apria Healthcare             Com    037933108    29,980,476  1,053,055  Sole           694,000   359,055
Artesyn Technologies Inc.    Com    043127109     9,301,446  1,091,719  Sole         1,086,019     5,700
Bank of America Corporation  Com    060505104    21,601,487    268,575  Sole           137,100   131,475
Barrick Gold Corp.           Com    067901108     1,133,956     49,932  Sole                 0    49,932
Bell South Corp.             Com    079860102    20,551,035    726,185  Sole           428,000   298,185
BJ's Wholesale Club          Com    05548J106    20,845,614    907,910  Sole           454,900   453,010
Borders Group Inc.           Com    099709107     4,372,207    199,462  Sole                 0   199,462
Cal Dive International       Com    127914109     6,005,880    249,000  Sole                 0   249,000
Capital One Financial        Com    14040H105    29,244,217    477,145  Sole           307,000   170,145
Citigroup Inc.               Com    172967101    24,239,245    499,366  Sole           293,700   205,666
Cold Metal Products          Com    192861102             1     12,200  Sole                 0    12,200
Cole National Corp.          Com    193290103    28,987,840  1,449,392  Sole           748,750   700,642
Cooper Tire & Rubber         Com    216831107     9,694,982    453,460  Sole                 0   453,460
Cross Country Healthcare Inc Com    22748P105    10,328,021    689,454  Sole           630,154    59,300
Dawson Geophysical           Com    239359102     3,303,615    440,482  Sole                 0   440,482
Eastman Kodak                Com    277461109    11,043,234    430,200  Sole           430,200         0
Fairchild Semiconductor      Com    303726103     2,154,911     86,300  Sole            86,300         0
Federal National Mortgage    Com    313586109    41,688,099    555,397  Sole           411,750   143,647
First Avenue Networks Inc.   Com    31865X106     8,047,114  4,885,580  Sole         3,855,484 1,030,096
Gundle/SLT Environmental Inc Com    402809107    11,789,604    567,900  Sole           172,000   395,900
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    18,382,158    371,732  Sole           164,800   206,932
Magellan Health Services     Com    559079207     1,749,159     61,374  Sole            61,374         0
Medco Health Services        Com    58405U102     1,321,237     38,871  Sole            23,541    15,330
Merck & Co.                  Com    589331107    15,123,570    327,350  Sole           195,200   132,150
Motorola                     Com    620076109     7,113,638    508,117  Sole                 0   508,117
MPS Group                    Com    607830106     4,578,695    489,700  Sole                 0   489,700
Newmont Mining               Com    651639106     7,753,434    159,503  Sole                 0   159,503
Nucentrix Broadband Networks Com    670198100     3,237,565  2,172,863  Sole           990,600 1,182,263
Peak International Ltd.      Com    G69586108     7,038,248  1,256,830  Sole                 0 1,256,830
PNC Financial Services Group Com    693475105    26,730,023    488,398  Sole           293,600   194,798
Reuters Group PLC            Com    76132M102    18,973,208    748,450  Sole           508,900   239,550
Rockford Corp.               Com    77316P101     7,403,240  1,423,700  Sole           703,700   720,000
Sears Roebuck & Co.          Com    812387108    24,724,042    543,505  Sole           347,100   196,405
Spectrum Control             Com    847615101    10,806,496  1,357,600  Sole           789,800   567,800
Sprint Corporation           Com    852061100    33,756,747  2,055,831  Sole         1,311,000   744,831
Time Warner Inc.             Com    887317105    15,643,205    869,550  Sole           761,700   107,850
Tyco International Ltd.      Com    902124106    13,606,319    513,446  Sole           326,500   186,946
United Therapeutics Corp.    Com    91307C102     8,175,364    356,225  Sole                 0   356,225
UST Inc.                     Com    902911106    12,740,795    356,985  Sole           282,700    74,285
Valeant Pharmaceuticals Intl Com    91911X104     8,314,590    330,600  Sole           290,400    40,200
Walt Disney Co.              Com    254687106     9,083,209    389,336  Sole                 0   389,336
Waste Management Inc.        Com    94106L109    18,529,659    626,002  Sole           337,300   288,702
WSFS Financial               Com    929328102    11,036,464    246,075  Sole                 0   246,075

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